Consolidated Schedule of Investments (Unaudited) June 30, 2023

KraneShares Global Carbon Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 49.7%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.030% (A)	274,414,342	$274,414,342
TOTAL SHORT-TERM INVESTMENT (Cost $274,414,342)		274,414,342

TOTAL INVESTMENTS — 49.7% (Cost $274,414,342)		274,414,342
OTHER ASSETS LESS LIABILITIES – 50.3%		277,634,291
NET ASSETS - 100%		$552,048,633

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance ^	744	Dec-2024	$22,818,469	$26,263,200	$3,444,731
CA Carbon Allowance ^	3,972	Dec-2023	112,629,171	130,917,120	18,287,949
Euro FX ^	10	Sep-2023	1,351,716	1,369,125	17,409
ICE ECX Emission ^	3,216	Dec-2023	289,246,492	312,551,173	7,080,823
ICE ECX Emission ^	279	Dec-2024	26,383,420	28,512,126	617,171
RGGI VINTAGE ^	1,830	Dec-2023	25,476,100	24,942,900	(533,200)
UK Emission Allowance ^	391	Dec-2023	32,257,588	26,793,420	(7,053,359)
			$510,162,956	$551,349,064	$21,861,524

^	Security is held by the KFA Global Carbon ETF Subsidiary, Ltd. as of June 30, 2023.
(A)	The rate shown is the 7-day effective yield as of June 30, 2023.

See “Glossary” for abbreviations.

KRS-QH-020-0500

Consolidated Schedule of Investments (Unaudited) June 30, 2023

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 31.4%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.030% (A)	8,552,160	$8,552,160
TOTAL SHORT-TERM INVESTMENT (Cost $8,552,160)		8,552,160

TOTAL INVESTMENTS — 31.4% (Cost $8,552,160)		8,552,160
OTHER ASSETS LESS LIABILITIES – 68.6%		18,702,781
NET ASSETS - 100%		$27,254,941

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro FX ^	2	Sep-2023	$270,345	$273,825	$3,480
ICE ECX Emission ^	279	Dec-2023	25,912,293	27,114,981	(31,814)
			$26,182,638	$27,388,806	$(28,334)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of June 30, 2023.
(A)	The rate shown is the 7-day effective yield as of June 30, 2023.

See “Glossary” for abbreviations.

KRS-QH-029-0400

Consolidated Schedule of Investments (Unaudited) June 30, 2023

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 70.9%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.030% (A)	165,462,071	$165,462,071
TOTAL SHORT-TERM INVESTMENT (Cost $165,462,071)		165,462,071

TOTAL INVESTMENTS — 70.9% (Cost $165,462,071)		165,462,071
OTHER ASSETS LESS LIABILITIES – 29.1%		67,986,577
NET ASSETS - 100%		$233,448,648

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance ^	7,081	Dec-2023	$201,111,603	$233,389,760	$32,278,157

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of June 30, 2023.
(A)	The rate shown is the 7-day effective yield as of June 30, 2023.

See “Glossary” for abbreviations.

KRS-QH-030-0400

Consolidated Schedule of Investments (Unaudited) June 30, 2023

KraneShares Global Carbon Offset Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 7.6%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.030% (A)	113,155	$113,155
TOTAL SHORT-TERM INVESTMENT (Cost $113,155)		113,155

TOTAL INVESTMENTS — 7.6% (Cost $113,155)		113,155
OTHER ASSETS LESS LIABILITIES – 92.4%		1,382,949
NET ASSETS - 100%		$1,496,104

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBL Global Emission Offset ^	71	Dec-2023	$137,288	$105,080	$(32,208)
CBL Nature-Based Global Emission Offset ^	145	Dec-2023	374,620	290,000	(84,620)
			$511,908	$395,080	$(116,828)

^	Security is held by the KraneShares Global Carbon Offset Strategy Subsidiary, Ltd. as of June 30, 2023.
(A)	The rate shown is the 7-day effective yield as of June 30, 2023.

See “Glossary” for abbreviations.

KRS-QH-034-0300

Consolidated Schedule of Investments (Unaudited) June 30, 2023

KraneShares Electrification Metals Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 66.5%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.030% (A)	3,054,045	$3,054,045
TOTAL SHORT-TERM INVESTMENT (Cost $3,054,045)		3,054,045

TOTAL INVESTMENTS — 66.5% (Cost $3,054,045)		3,054,045
OTHER ASSETS LESS LIABILITIES – 33.5%		1,536,224
NET ASSETS - 100%		$4,590,269

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Aluminum ^	5	Sep-2023	$277,374	$267,875	$(9,499)
Cobalt Fastmarket ^	12	Sep-2023	430,093	466,939	36,846
Copper ^	13	Sep-2023	1,225,774	1,221,837	(3,937)
Lithium Lioh Come ^	5	Sep-2023	276,315	277,500	1,185
LME Nickel ^	9	Sep-2023	1,121,660	1,107,486	(14,174)
LME Primary Aluminum ^	12	Sep-2023	668,432	644,250	(24,182)
LME Zinc ^	11	Sep-2023	646,280	657,044	10,764
			$4,645,928	$4,642,931	$(2,997)

^	Security is held by the KraneShares Electrification Metals Strategy Subsidiary, Ltd. as of June 30, 2023.
(A)	The rate shown is the 7-day effective yield as of June 30, 2023.

See “Glossary” for abbreviations.

KRS-QH-036-0200

Schedule of Investments/Consolidated Schedules of Investments June 30, 2023

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

Cl — Class